Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of segment reporting
	For the Year Ended December 31, 2020
	Business conducted by Adrie and is subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$75,280	$2,057,400	$2,132,680
Commission and fee income on guarantee services, net	-	285,606	285,606
Total interest and fee income	20,601	2,459,235	2,479,836
Interest expenses	-	-	-
Provision for loan losses	-	-	-
Net (loss) income from operation	$95,881	$4,802,241	$4,898,122
Depreciation	$(376)	$(39,951)	$(40,327)
Capital expenditures	$-	$-	$-
Income tax recovery (expense)	$(6,734)	$236,467	$229,733
Segment (loss) profit from continuing operations	$(762,041)	$1,860,683	$1,098,642
Segment assets as of December 31, 2020	$9,990,995	$57,712,165	$67,703,161
	For the Year Ended December 31, 2019
	Business conducted by Adrie and is subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$452,733	$178,407	$631,140
Commission and fee income on guarantee services, net	-	3,789	3,789
Total interest and fee income	2,784,052	98,776	2,882,828
Interest expenses	(2,218,815)	-	(2,218,815)
Provision for loan losses	(2,244,601)	-	(2,244,601)
Net (loss) income from operation	$(1,226,631)	$280,972	$(945,659)
Depreciation	$(12,882)	$(2,302)	$(15,184)
Capital expenditures	$(833)	$-	$(833)
Income tax expense	$(185,762)	$(58,979)	$(244,741)
Segment (loss) profit from continuing operations	$(2,729,212)	$172,102	$(2,557,110)
Segment assets as of December 31, 2019	$3,113,525	$52,275,757	$55,389,282